Consolidated Statements of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Premiums	$ 85,405	$ 79,315	$ 73,608
Services	5,819	5,306	5,152
Products	2,322	1,925	1,655
Investment and other income	609	592	771
Total revenues	94,155	87,138	81,186
Operating costs:
Medical costs	68,841	65,289	60,359
Operating costs	14,270	12,734	13,103
Cost of products sold	2,116	1,765	1,480
Depreciation and amortization	1,064	991	981
Total operating costs	86,291	80,779	75,923
Earnings from operations	7,864	6,359	5,263
Interest expense	(481)	(551)	(639)
Earnings before income taxes	7,383	5,808	4,624
Provision for income taxes	(2,749)	(1,986)	(1,647)
Net earnings	$ 4,634	$ 3,822	$ 2,977
Basic net earnings per common share	$ 4.14	$ 3.27	$ 2.45
Diluted net earnings per common share	$ 4.10	$ 3.24	$ 2.40
Basic weighted-average number of common shares outstanding	1,120	1,168	1,214
Dilutive effect of common stock equivalents	11	11	27
Diluted weighted-average number of common shares outstanding	1,131	1,179	1,241
Anti-dilutive shares excluded from the calculation of dilutive effect of common stock equivalents	94	107	90
Cash dividends per common share	$ 0.405	$ 0.03	$ 0.03